14 FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Notes
14 FINANCIAL INSTRUMENTS

14       FINANCIAL INSTRUMENTS

Fair value

Fair value estimates of financial instruments are made at a specific point in time, based on relevant information about financial markets and specific financial instruments. As these estimates are subjective in nature, involving uncertainties and matters of significant judgment, they cannot be determined with precision. Changes in assumptions can significantly affect estimated fair values.

The carrying value of accounts receivable excluding sales tax, due to related parties, accounts payable and accrued liabilities and working capital line of credit approximate their fair value because of the short-term nature of these instruments while cash is valued using a level 1 fair value measurement.

	December 31, 2018		December 31, 2017
	Carrying Value	Fair Value	Carrying Value	Fair Value
Fair value through profit and loss – assets	$1,594,429	$1,594,429	$386,630	$386,630
Fair value through profit and loss – liabilities	-	-	-	-
	$1,594,429	$1,594,429	$386,630	$386,630

Financial risk factors

The Company’s risk exposures and the impact on the Company’s financial statements are summarized below.

Credit risk

Financial instruments that potentially subject the Company to a significant concentration of credit risk consist primarily of cash and accounts receivable excluding sales tax. The Company places its cash with major financial institutions to limit risk from cash. The maximum exposure to credit risk is equal to the fair value or carrying value of the related financial assets. The Company’s receivables consist of amounts due from customers. Some customers settle their accounts past normal trade terms and in cases where amounts become uncollectible the Company recognizes bad debt expense to write off the uncollectible amounts. At December 31, 2018, the Company had $155,976 (December 31, 2017 - $490,039) in amounts due from customers greater than 90 days and during fiscal 2018 recognized bad debt expense of $37,194 (2017 - $226,085 and 2016 - $51,410).

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its obligations as they become due. Management is of the opinion that sufficient working capital is available from its financings and will be obtained from operations to meet the Company's liabilities and commitments as they come due. The Company manages its liquidity risk by forecasting cash flows from operations and anticipating any investing and financing activities. Management and the Board of Directors are actively involved in the review, planning and approval of significant expenditures and commitments.

In Fiscal 2016, the Company secured a four-million-dollar credit facility with Silicon Valley Bank. The credit facility wasan accounts receivable line of credit to provide the Company with additional working capital and was secured by the Company’s accounts receivable and intellectual property, consisting of all recognized and unrecognized intangible assets. As at December 31, 2017, the Company had drawn on $933,159 of the credit facility. The credit facility had a maturity date of November 22, 2017, which was extended to February 28, 2018 and was fully repaid on March 2, 2018. The credit facility bore interest at a range of prime plus 1.25% to 2.5%. During the year ended December 31, 2018, the Company incurred $8,236 in interest expense and during the year ended December 31, 2017, the Company incurred $93,583 in interest expense. The Company announced on May 31, 2018 that it secured a two-million-dollar credit facility with Bridge Bank.  The credit facility is an accounts receivable line of credit to provide the Company with additional working capital and is secured by the Company’s accounts receivable and intellectual property, consisting of all recognized and unrecognized intangible assets. As at December 31, 2018, the Company had not drawn on the credit facility. The credit facility bears interest at prime plus 1.75%.

Market risk

Market risk is the risk of loss that may arise from changes in market factors such as interest rates, foreign exchange rates and commodity and equity prices. Such fluctuations may be significant.

a)       Interest rate risk

The Company is exposed to interest rate risk to the extent that the cash maintained at financial institutions is subject to a floating rate of interest. The interest rate risks on cash and on the Company’s, obligations are not considered significant. A plus or minus 1% change in interest rates would affect profit or loss and comprehensive profit or loss by approximately $16,000 (2017 - $9,000).

b)       Foreign currency risk

The Company is exposed to foreign currency risk on fluctuations related to cash, accounts receivable, accounts payable and accrued liabilities that are denominated in a foreign currency. As at December 31, 2018, the Company held cash as well as accounts payable and accrued liabilities denominated in the Canadian dollar, European Euro, Swiss Franc, and Indian Rupee and considers foreign currency risk low. The majority of the Company's foreign currency amounts are held in Canadian dollars. A plus or minus 1% change in Canadian foreign exchange rates would affect profit or loss and comprehensive profit or loss by less than $1,000 (2017 - $1,000).

The following table summarizes the Company’s exposure to the Canadian currency:

	December 31, 2018	December 31, 2017
	C$	C$

Cash and cash equivalents	73,202	135,049
Accounts receivable	257,492	390,017
Accounts payable and accrued liabilities	(653,150)	(770,108)

Total	(322,456)	(245,042)